RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 03, 2024	Apr. 08, 2024	Aug. 24, 2023	Jul. 26, 2023	Jun. 26, 2023	Jun. 20, 2023	Apr. 17, 2023	Apr. 01, 2023	Feb. 23, 2023	Feb. 23, 2023	Feb. 14, 2023	Sep. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 22, 2023	Apr. 11, 2022
Related Party Transaction [Line Items]
Proceeds from warrant exercises																		$ 254,000	$ 105,000	$ 306,000	$ 115,000
Receivable																					44,481
Officers compensation													$ 49,104				$ 30,593	98,546	$ 57,593	$ 118,477
Forgiveness of debt - related party																		$ 13,886
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Officers compensation	$ 20,000
Director [Member]
Related Party Transaction [Line Items]
Officers compensation	$ 10,000
Orocidin A/S [Member]
Related Party Transaction [Line Items]
Ownership percentage	95.00%								95.00%	95.00%			95.00%					95.00%
Subsequent Event [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Officers compensation	$ 20,000
Subsequent Event [Member] | Director [Member]
Related Party Transaction [Line Items]
Officers compensation	$ 10,000
Reverse Stock Split [Member]
Related Party Transaction [Line Items]
Forgiveness of debt - related party														$ 13,886
Contribution Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued									250,000	250,000
GK Partners [Member]
Related Party Transaction [Line Items]
Warrant to purchase common stock																							600,000
Exercise price per share			$ 10.00	$ 10.00	$ 10.00						$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00			$ 10.00
Expiration date, warrants																						Dec. 31, 2024	Dec. 31, 2023
Shares issued in exercise of warrants			3,000	2,500	2,500						11,500	2,500	19,400	6,000	12,600	7,500		25,400		30,600
Proceeds from warrant exercises			$ 30,000	$ 25,000	$ 25,000						$ 115,000	$ 25,000		$ 60,000	$ 126,000	$ 75,000		$ 254,000		$ 306,000
Receivable																					44,481
Number of remaining warrants																						570,500
GK Partners [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Exercise price per share													$ 10.00					$ 10.00
Proceeds from warrant exercises													$ 194,000
GK Partners [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued						250,000
GK Partners [Member] | Reverse Stock Split [Member]
Related Party Transaction [Line Items]
Warrant to purchase common stock																							600,000
Exercise price per share															$ 10.00					$ 10.00			$ 10.00
Shares issued in exercise of warrants																				30,600
Shares issued						250,000
Number of remaining warrants																						570,500
GK Partners [Member] | Myson, Inc. [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued						5,000,000
GK Partners [Member] | Mag Mile Capital Inc [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued						5,000,000
Mr. Bennett Yankowitz [Member]
Related Party Transaction [Line Items]
Legal fees													20,852				$ 8,603	$ 38,634	$ 19,527	$ 17,022	35,415
Due to related party													$ 0		$ 0			$ 0		$ 0	$ 6,574
Officers compensation		$ 60,000					$ 36,000	$ 36,000
Employment agreement term							1 year	1 year
Employment agreement expiration date		Apr. 01, 2025
Mr. Bennett Yankowitz [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Officers compensation		$ 60,000
Employment agreement expiration date		Apr. 01, 2025
Henrik Rouf [Member]
Related Party Transaction [Line Items]
Officers compensation		$ 120,000					$ 72,000	$ 72,000
Employment agreement term							1 year	1 year
Employment agreement expiration date		Apr. 01, 2025
Henrik Rouf [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Officers compensation		$ 120,000
Employment agreement expiration date		Apr. 01, 2025